UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-5853

HERITAGE INCOME TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments

Heritage Income Trust - High Yield Bond Fund Investment Portfolio July 31, 2007 (unaudited)

	Principal amount		% of net assets
		Value
Corporate bonds
Domestic
Advertising
Affinion Group Inc., 11.5%, 10/15/15	$ 85,000	$ 85,425	0.2%
R.H. Donnelley Corporation, 144A, 10.875%, 12/15/12	275,000	290,125	0.6%
R.H. Donnelley Corporation, Series A-1, 6.875%, 01/15/13	230,000	207,000	0.4%
R.H. Donnelley Corporation, Series A-2, 6.875%, 01/15/13	85,000	76,500	0.2%
R.H. Donnelley Corporation, Series A-3, 8.875%, 01/15/16	100,000	97,250	0.2%
Aerospace/Defense
Alliant Techsystems Inc., 6.75%, 04/01/16	265,000	251,750	0.5%
DRS Technologies Inc., 7.625%, 02/01/18	560,000	537,600	1.1%
Agriculture
Alliance One International Inc., 11.0%, 05/15/12	50,000	52,500	0.1%
Alliance One International Inc., 144A, 8.5%, 05/15/12	440,000	433,400	0.9%
Airlines
Continental Airlines Inc., 8.75%, 12/01/11	475,000	448,875	0.9%
Continental Airlines Inc., Series 981C, 6.541%, 09/15/09	22,489	22,432	0.0%
Apparel
Levi Strauss & Company, 9.75%, 01/15/15	540,000	545,400	1.2%
Levi Strauss & Company, 8.875%, 04/01/16	200,000	193,000	0.4%
Auto manufacturers
Ford Motor Company, 7.45%, 07/16/31	460,000	354,200	0.8%
General Motors Corporation, 7.2%, 01/15/11	155,000	139,500	0.3%
General Motors Corporation, 8.375%, 07/15/33	1,000,000	822,500	1.7%
Auto parts & equipment
Breed Technologies Inc., 9.25%, 04/15/08 (b)(c)*	500,000	-	0.0%
Visteon Corporation, 8.25%, 08/01/10	865,000	765,525	1.6%
Building materials
Associated Materials Inc., 9.75%, 04/15/12	210,000	214,200	0.5%
Associated Materials Inc., 0.0% to 03/01/09, 11.25% to maturity (a), 03/01/14*	950,000	584,250	1.2%
Nortek Inc., 8.5%, 09/01/14	175,000	150,500	0.3%
NTK Holdings Inc., 0.0% to 09/01/09, 10.75% to maturity (a), 03/01/14*	815,000	497,150	1.1%
Chemicals
Georgia Gulf Corporation, 9.5%, 10/15/14	690,000	655,500	1.4%
Coal
International Coal Group Inc., 10.25%, 07/15/14	615,000	535,050	1.1%
Commercial services
Allied Security Escrow Corporation, 11.375%, 07/15/11	585,000	579,150	1.2%
Ashtead Capital Inc., 144A, 9.0%, 08/15/16	475,000	477,375	1.0%
DynCorp International LLC and DI Finance LLC, Series B, 9.5%, 02/15/13	515,000	525,300	1.1%
Education Management LLC, 8.75%, 06/01/14	180,000	179,100	0.4%
Education Management LLC, 10.25%, 06/01/16	155,000	154,225	0.3%
Hertz Corporation, 8.875%, 01/01/14	120,000	120,000	0.3%
Hertz Corporation, 10.5%, 01/01/16	645,000	667,575	1.4%
Penhall International Corporation, 144A, 12.0%, 08/01/14	255,000	270,300	0.6%
Rental Service Corporation, 144A, 9.5%, 12/01/14	175,000	170,625	0.4%
Service Corporation International, 7.875%, 02/01/13	40,000	40,024	0.1%
Service Corporation International, 7.625%, 10/01/18	20,000	19,050	0.0%
Computers
SunGard Data Systems Inc., 9.125%, 08/15/13	100,000	100,500	0.2%
SunGard Data Systems Inc., 10.25%, 08/15/15	365,000	365,000	0.8%
Electric
NRG Energy Inc., 7.25%, 02/01/14	125,000	120,625	0.3%
NRG Energy Inc., 7.375%, 02/01/16	600,000	579,000	1.2%
Orion Power Holdings Inc., 12.0%, 05/01/10	145,000	157,325	0.3%
Entertainment
AMC Entertainment Inc., 11.0%, 02/01/16	335,000	345,888	0.7%
WMG Acquisition Corporation, 7.375%, 04/15/14	250,000	223,750	0.5%
Environmental control
Safety-Kleen Services Inc., 9.25%, 06/01/08 (b)(c)*	500,000	500	0.0%
Financial services
AAC Group Holding Corporation, 0.0% to 10/01/09, 10.25% to maturity (a), 10/01/12*	580,000	498,800	1.1%
Airplanes Pass Through Trust, Series D, 10.875%, 03/15/19 (b)(c)*	493,850	-	0.0%
E*TRADE Financial Corporation, 7.375%, 09/15/13	160,000	160,800	0.3%
E*TRADE Financial Corporation, 7.875%, 12/01/15	45,000	46,350	0.1%
Ford Motor Credit Company, FRN, 10.61%, 06/15/11	293,000	303,750	0.6%
Ford Motor Credit Company, 9.875%, 08/10/11	125,000	126,579	0.3%
Ford Motor Credit Company, FRN, 8.11%, 01/13/12	70,000	66,839	0.1%
Ford Motor Credit Company, 8.0%, 12/15/16	130,000	119,811	0.3%
General Motors Acceptance Corporation, 8.0%, 11/01/31	700,000	657,357	1.4%
Hawker Beechcraft Acquisition Co. LLC, 144A, PIK, FRN, 8.875%, 04/01/15	500,000	495,000	1.0%
Kansas City Southern Railway Company, 7.5%, 06/15/09	40,000	39,400	0.1%
UCAR Finance Inc., 10.25%, 02/15/12	57,000	59,565	0.1%
Vanguard Health Holding Company II LLC, 9.0%, 10/01/14	195,000	181,350	0.4%
Vanguard Health Holding Company I LLC, 0.0% to 10/01/09, 11.25% to maturity (a), 10/01/15*	430,000	313,900	0.7%
Wind Acquisition Holdings Finance SA, PIK, 12/21/11 (c)	537,424	537,760	1.1%
Food
Delhaize America Inc., 9.0%, 04/15/31	393,000	434,118	0.9%
Dole Food Company Inc., 7.25%, 06/15/10	500,000	458,750	1.0%
Forest products & paper
Appleton Papers Inc., Series B, 8.125%, 06/15/11	485,000	494,700	1.0%
Appleton Papers Inc., Series B, 9.75%, 06/15/14	200,000	205,000	0.4%
NewPage Corporation, FRN, 11.60625%, 05/01/12	305,000	326,350	0.7%
Verso Paper Holdings LLC, 144A, 11.375%, 08/01/16	185,000	188,700	0.4%
Healthcare services
HCA Inc., 6.375%, 01/15/15	675,000	523,125	1.1%
HCA Inc., 144A, 9.25%, 11/15/16	175,000	173,688	0.4%
HCA Inc., 144A, PIK, 9.625%, 11/15/16	240,000	238,200	0.5%
Tenet Healthcare Corporation, 6.375%, 12/01/11	190,000	161,500	0.3%
Tenet Healthcare Corporation, 7.375%, 02/01/13	375,000	313,125	0.7%
Tenet Healthcare Corporation, 9.25%, 02/01/15	150,000	128,250	0.3%
Tenet Healthcare Corporation, 6.875%, 11/15/31	85,000	61,625	0.1%
Home builders
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	500,000	412,500	0.9%
Home furnishings
Norcraft Companies LP and Norcraft Finance Corporation, 9.0%, 11/01/11	110,000	110,000	0.2%
Norcraft Holdings LP and Norcraft Capital Corporation, 0.0% to 09/01/08, 9.75% to maturity (a), 09/01/12*	650,000	559,000	1.2%
Simmons Bedding Company, 7.875%, 01/15/14	150,000	140,250	0.3%
Internet
FTD Inc., 7.75%, 02/15/14	155,000	144,538	0.3%
Iron/Steel
Chaparral Steel Company, 10.0%, 07/15/13	460,000	507,150	1.1%
Metals USA Holding Corporation, 144A, PIK, FRN, 11.36%, 01/15/12	20,000	20,000	0.0%
Tube City IMS Corporation, 9.75%, 02/01/15	200,000	194,500	0.4%
Lodging
Inn of the Mountain Gods Resort & Casino, 12.0%, 11/15/10	610,000	646,600	1.4%
MGM Mirage Inc., 8.375%, 02/01/11	175,000	177,188	0.4%
MGM Mirage Inc., 7.625%, 01/15/17	470,000	437,100	0.9%
Station Casinos Inc., 7.75%, 08/15/16	260,000	243,750	0.5%
Turning Stone Resort Casino Enterprise, 144A, 9.125%, 12/15/10	400,000	404,000	0.9%
Metal fabricate/hardware
Metals USA Inc., 11.125%, 12/01/15	370,000	394,050	0.8%
Mining
Freeport-McMoRan Copper & Gold Inc., 8.375%, 04/01/17	710,000	745,500	1.6%
Oil & gas
Belden & Blake Corporation, 8.75%, 07/15/12	810,000	810,000	1.7%
Chesapeake Energy Corporation, 6.375%, 06/15/15	15,000	14,081	0.0%
EXCO Resources Inc., 7.25%, 01/15/11	660,000	655,050	1.4%
Mariner Energy Inc., 7.5%, 04/15/13	115,000	108,962	0.2%
Pogo Producing Company, 7.875%, 05/01/13	180,000	182,250	0.4%
Pride International Inc., 7.375%, 07/15/14	70,000	69,475	0.1%
Whiting Petroleum Corporation, 7.0%, 02/01/14	55,000	51,425	0.1%
Oil & gas services
Complete Production Services Inc., 8.0%, 12/15/16	535,000	513,600	1.1%
SESI LLC, 6.875%, 06/01/14	10,000	9,300	0.0%
Packaging & containers
Graham Packaging Company, 9.875%, 10/15/14	795,000	747,300	1.6%
Graphic Packaging International Corporation, 9.5%, 08/15/13	450,000	450,000	1.0%
Plastipak Holdings Inc., 144A, 8.5%, 12/15/15	115,000	116,150	0.2%
Radnor Holdings Corporation, 11.0%, 03/15/10 (b)*	150,000	188	0.0%
Pharmaceuticals
Leiner Health Products Inc., 11.0%, 06/01/12	515,000	430,025	0.9%
Pipelines
Dynegy Holdings Inc., 144A, 7.75%, 06/01/19	520,000	449,800	1.0%
El Paso Corporation, MTN, 7.8%, 08/01/31	185,000	178,674	0.4%
SemGroup LP, 144A, 8.75%, 11/15/15	670,000	659,950	1.4%
Southern Natural Gas, 8.0%, 03/01/32	40,000	44,526	0.1%
The Williams Companies Inc., 7.625%, 07/15/19	125,000	126,875	0.3%
Printing & publishing
Dex Media West LLC and Dex Media West Finance Co., Series B, 9.875%, 08/15/13	100,000	105,000	0.2%
Idearc Inc., 8.0%, 11/15/16	700,000	663,250	1.4%
TL Acquisitions Inc., 144A, 10.5%, 01/15/15	230,000	211,600	0.5%
Real estate
Ashton Woods USA LLC and Ashton Woods Finance Company, 9.50%, 10/01/15	545,000	452,350	1.0%
Realogy Corporation, 144A, 12.375%, 04/15/07	290,000	242,875	0.5%
REIT
Ventas Realty LP and Ventas Capital Corporation, 6.5%, 06/01/16	50,000	46,188	0.1%
Retail
AutoNation Inc., 7.0%, 04/15/14	35,000	32,725	0.1%
Blockbuster Inc., 9.0%, 09/01/12	670,000	557,775	1.2%
Buffets Inc., 12.5%, 11/01/14	140,000	113,400	0.2%
Denny's Corporation and Denny's Holdings Inc., 10.0%, 10/01/12	550,000	558,250	1.2%
Dollar General Corporation, 144A, PIK, FRN, 11.875%, 07/15/17	530,000	450,500	1.0%
EPL Finance Corporation, 11.75%, 11/15/13	205,000	207,050	0.4%
Eye Care Centers of America Inc., 10.75%, 02/15/15	40,000	43,800	0.1%
Neiman Marcus Group Inc., PIK, 9.0%, 10/15/15	145,000	151,162	0.3%
Neiman Marcus Group Inc., 10.375%, 10/15/15	510,000	536,775	1.1%
Semiconductors
Freescale Semiconductor Inc., 144A, 8.875%, 12/15/14	415,000	378,688	0.8%
Software
PGS Solutions Inc., 144A, 9.625%, 02/15/15	110,000	103,950	0.2%
Telecommunications
Intelsat Corporation, 9.0%, 06/15/16	225,000	225,562	0.5%
Level 3 Financing Inc., 9.25%, 11/01/14	400,000	382,000	0.8%
Level 3 Financing Inc., 144A, FRN, 9.15% 02/15/15	60,000	56,700	0.1%
Rural Cellular Corporation, 9.875%, 02/01/10	260,000	269,750	0.6%
Rural Cellular Corporation, 8.25%, 03/15/12	330,000	338,250	0.7%
Rural Cellular Corporation, 144A, FRN, 8.36%, 06/01/13	150,000	150,750	0.3%
Windstream Corporation, 8.625%, 08/01/16	475,000	480,938	1.0%
World Access Inc., 13.25%, 01/15/08 (b)(c)*	489,849	14,206	0.0%
Television, cable & radio
Charter Communications Holdings LLC, 11.75%, 05/15/14	545,000	520,475	1.1%
Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 11.75%, 05/15/11	70,000	70,350	0.2%
Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 12.125%, 01/15/12	145,000	146,812	0.3%
Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 11.0%, 10/01/15	359,000	359,000	0.8%
Charter Communications Holdings II LLC and Charter Communications Holdings II Capital Corporation, 10.25%, 09/15/10	240,000	244,200	0.5%
CMP Susquehanna Corporation, 9.875%, 05/15/14	655,000	609,150	1.3%
Transportation
Saint Acquisition Corporation, 144A, 12.5%, 05/15/17	750,000	532,500	1.1%
Total domestic (cost $44,819,498)		40,379,074	85.3%
Foreign (d)
Chemicals
Montell Finance Co. BV, 144A, 8.1%, 03/15/27	175,000	152,250	0.3%
Electric
AES China Generating Company Ltd., 8.25%, 06/26/10	90,000	89,665	0.2%
Electronics
NXP BV and NXP Funding LLC, 7.875%, 10/15/14	145,000	134,125	0.3%
NXP BV and NXP Funding LLC, 9.5%, 10/15/15	620,000	537,850	1.1%
Forest products & paper
Abitibi-Consolidated Inc., 7.75%, 06/15/11	100,000	88,000	0.2%
Abitibi-Consolidated Inc., 7.4%, 04/01/18	310,000	235,600	0.5%
Smurfit Capital Funding PLC, 7.5%, 11/20/25	775,000	730,438	1.5%
Holding companies
Basell AF SCA, 144A, 8.375%, 08/15/15	630,000	560,700	1.2%
Oil & gas
OPTI Canada Inc., 144A, 7.875%, 12/15/14	90,000	88,200	0.2%
OPTI Canada Inc., 144A, 8.25%, 12/15/14	640,000	640,000	1.4%
Telecommunications
Intelsat Bermuda Ltd., 11.25%, 06/15/16	220,000	229,900	0.5%
NTL Cable PLC, 8.75%, 04/15/14	160,000	160,000	0.4%
NTL Cable PLC, 9.125%, 08/15/16	340,000	343,400	0.7%
True Move Company Ltd., 144A, 10.75%, 12/16/13	650,000	685,750	1.5%
Transportation
Kansas City Southern de Mexico SA de CV, 144A, 7.625%, 12/01/13	60,000	60,000	0.1%
Transportaction Ferroviaria Mexicana SA de CV, 9.375%, 05/01/12	285,000	300,675	0.6%
Total foreign (cost $5,317,505)		5,036,553	10.7%
Total corporate bonds (cost $50,137,003)		45,415,627	96.0%

Convertible bonds
Auto manufacturers
Ford Motor Company, 4.25%, 12/15/36	20,000	23,150	0.1%
Total convertible bonds (cost $20,000)		23,150	0.1%

Foreign government issued securities (d)
Egypt Treasury Bill, 01/01/08*	1,600,000	274,358	0.6%
JP Morgan Chase London Egypt Treasury Bill, 144A, 11/08/07*	327,000	321,340	0.7%
Total foreign government issued securities (cost $589,055)		595,698	1.3%

Warrants, common & preferred stocks	Shares	Value	% of net assets
Axiohm Transaction Solutions Inc. (common stock) (c)(e)*	4,056	$ -	0.0%
Brown Jordan International Inc., 08/15/07 (warrants) (c)*	250	2	0.0%
Chesapeake Energy Corporation, 6.25% (convertible preferred stock)	368	102,580	0.2%
Home Interiors & Gifts Inc. (common stock) (c)(e)*	735,946	7,359	0.0%
Imperial Sugar Company (common stock)	344	9,257	0.0%
ION Media Networks Inc., PIK, 7.125% (preferred stock)	9	63,900	0.1%
Mattress Discounters Corporation (common stock) (c)*	3,997	-	0.0%
TCR Holding Corporation, Class E (preferred stock) (c)*	1,807	2	0.0%
TCR Holding Corporation, Class B (preferred stock) (c)*	602	1	0.0%
TCR Holding Corporation, Class D (preferred stock) (c)*	873	1	0.0%
TCR Holding Corporation, Class C (preferred stock) (c)*	331	-	0.0%
UbiquiTel Inc., 04/15/10 (warrants) (c)*	375	4	0.0%
World Access Inc. (common stock) (c)*	1,571	2	0.0%
Total warrants, common & preferred stocks (cost $1,262,144)		183,108	0.3%

Total investment portfolio excluding repurchase agreement (cost $52,008,202)
		46,217,583	97.7%

Repurchase agreement

Repurchase agreement with Fixed Income Clearing Corporation, dated July 31, 2007 @ 4.95% to be repurchased at $569,078 on August 1, 2007, collateralized by $445,000 United States Treasury Bonds, 8.75% due May 15, 2017 (market value $586,647 including interest) (cost $569,000)

		569,000	1.2%

Total investment portfolio (cost $52,577,202) (f)		46,786,583	98.9%
Other assets and liabilities, net,		532,048	1.1%
Net assets		$ 47,318,631	100.0%
____________________
* Non-income producing security.
(a) Bonds reset to applicable coupon rate at a future date.
(b) Issuer has defaulted on principal and/or interest payments and may have sought bankruptcy protection.

 (c) Restricted securities deemed to be illiquid and fair valued according to procedures by the Board of Trustees. At July 31, 2007, these securities aggregated $559,837 or 1.2% of the net assets of the Fund.

(d) U.S. dollar denominated.
(e) Private placement security acquired from issuers of bonds that have defaulted. At July 31 ,2007, these securities aggregated $7,359 or 0.2% of the net assets of the Fund.

(f) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized depreciation of $5,790,619 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $281,124 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $6,071,743.

144A - 144A securities are issued pursuant to Rule 144A of the Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At July 31, 2007, these securities aggregated $9,023,116 or 19.1% of the net assets of the Fund.

FRN - Floating rate notes reset their interest rate on a semiannual or quarterly basis.
MTN - Medium term note
PIK - Payment-in-kind securities may pay interest in the form of additional shares, as opposed to cash payouts.
REIT - Real estate investment trust

NOTE 1 | Organization and investment objective Heritage Income Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in the High Yield Bond Fund (the “Fund”). The Fund seeks high current income.

Class offerings The Fund currently offers Class A and Class C shares to the public.

•

Class A shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase.  Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1% of the lower of net asset value or purchase price if redeemed prior to 1 year of purchase.

•

An additional class of shares outstanding in the Fund, Class B shares, is no longer available for purchase. On March 30, 2007, all remaining Class B shares converted over to Class A shares. The conversion from Class B shares was not a taxable event and all shareholders, as of the conversion date, were not charged a CDSC. After the conversion, there were no Class B shares outstanding in the Trust.

NOTE 2 | Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of each Fund’s shares is based on the Fund’s net asset value per share. Each Fund determines the net asset value of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage is not required to revalue the Fund.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of net asset value.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Board of Trustees. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board of Trustees. Pursuant to the Procedures, the Board of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the Funds. The composition of this Valuation Committee may change from time to time. There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

•

Foreign securities If market quotations from a pricing source are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Heritage relies on a screening process from a fair valuation vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not reliable and does not reflect the current market value as of the close of the NYSE. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may also fair value a security if certain events occur between the time trading ends on a particular securi ty and the time of the Fund’s net asset value calculation. The Fund may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

•

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services.  Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data.  Prices received from pricing services are fair value prices.  In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the valuation committee described above will fair value the security using Procedures.

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Short-term securities The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign currency transactions The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. Each Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Real estate investment trusts (“REITs”) There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Repurchase agreements Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, each Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Expenses Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage Mutual Funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains In each of the Funds, distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Income Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE INCOME TRUST

Date:

  September 28, 2007

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:

  September 28, 2007

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Date:

  September 28, 2007

/s/ Andrea N. Mullins

Andrea N. Mullins

Principal Financial Officer